SCHEDULE OF CONDENSED BALANCE SHEETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Current assets
Cash	$ 46,351	¥ 324,134	¥ 640,119
Term deposits	30,239	211,463	222,783
Short-term investments	51,441	359,734	291,280
Total current assets	176,769	1,236,166	1,435,679
Non-current asset:
Total non-current assets	20,034	140,102	142,700
Total assets	196,803	1,376,268	1,578,379
Current liabilities
Accrued expenses and other current liabilities	14,682	102,675	101,009
Total current liabilities	77,286	540,473	508,603
Total liabilities	77,838	544,334	513,800
Shareholders’ equity:
Additional paid-in capital	1,607,205	11,239,347	11,225,945
Treasury stock	(17,288)	(120,899)	(120,899)
Accumulated other comprehensive loss	(9,096)	(63,608)	(56,362)
Accumulated deficit	(1,460,535)	(10,213,669)	(9,974,319)
Total shareholders’ Equity	118,965	831,934	1,064,579	¥ 1,195,038	¥ 1,559,942
Total liabilities and shareholders’ equity	196,803	1,376,268	1,578,379
Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares	28	195	195
Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares	$ 2	17	17
Parent Company [Member]
Current assets
Cash		2,202	79,741
Term deposits			143,768
Short-term investments		179,234	39,536
Other current assets		5,061	81
Total current assets		186,497	263,126
Non-current asset:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE’s subsidiaries		765,636	993,075
Total non-current assets		765,636	993,075
Total assets		952,133	1,256,201
Current liabilities
Accrued expenses and other current liabilities		110,750	181,624
Total current liabilities		110,750	181,624
Total liabilities		110,750	181,624
Shareholders’ equity:
Additional paid-in capital		11,239,347	11,225,945
Treasury stock		(120,899)	(120,899)
Accumulated other comprehensive loss		(63,608)	(56,362)
Accumulated deficit		(10,213,669)	(9,974,319)
Total shareholders’ Equity		841,383	1,074,577
Total liabilities and shareholders’ equity		952,133	1,256,201
Parent Company [Member] | Common Class A [Member]
Shareholders’ equity:
Class B Ordinary Shares		195	195
Parent Company [Member] | Common Class B [Member]
Shareholders’ equity:
Class B Ordinary Shares		¥ 17	¥ 17